Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Beginning balance	$ 235,705	$ 205,420
Increases (decreases) related to tax positions taken during prior years	12,051	(14,550)
Increases related to tax positions taken during the current year	36,352	44,835
Ending balance	$ 284,108	$ 235,705